SCHEDULE OF OTHER GAINS LOSSES AND EXPENSES NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Other Gains Losses And Expenses Net
Transaction expense		$ (45,413,018)
Revaluation loss on digital assets	(399,070)	(68,360)
Disposal of property, plant and equipment, net	(23,625)	(36,300)
Net fair value gain on financial liabilities at fair value through profit or loss	5,193,196	11,397,187
Net fair value gain (loss) on financial assets at fair value through profit or loss	6,945	(144,109)	(1,527,158)
Foreign exchange gains (losses), net	82,093	367,134	(133,431)
Earn-out share awards related to the Transaction		(32,148,300)
Net loss on sale of financial assets at fair value through profit or loss			(221,626)
Others	358,792	195,902	183,148
Other Gains Losses And Expenses Net	$ 5,218,331	$ (65,849,864)	$ (1,699,067)